Other Non-Current Assets - Movements in Interest in Joint Ventures and Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	€ 718
Ending balance	557	€ 718
Associates [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	51	59
Additions	5	7
Dividend received/reductions	(10)	(8)
Share of net profit/(loss)		(3)
Currency retranslation	(2)	(4)
Ending balance	44	51
Joint ventures [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	36	48
Additions		24
Dividend received/reductions	(155)	(151)
Share of net profit/(loss)	155	130
Currency retranslation	(4)	(15)
Ending balance	€ 32	€ 36